Condensed Consolidated Statement of Stockholders' Deficit (USD $)	Excess Of Liabilities Over Assets (Deficit) [Member]	Common Stock [Member]	Due From Stockholders [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010		$ 0	$ (5,600)	$ 11,901	$ (53,000)	$ (2,703,012)	$ (2,749,711)
Balance (in shares) at Dec. 31, 2010		5,458			564
Issuance of common stock award		0	0	20,715	0	0	20,715
Issuance of common stock award (in shares)		1,135			0
Retirement of treasury stock		0	0	(53,000)	53,000	0	0
Retirement of treasury stock (in shares)		(564)			(564)
Decrease in redemption price of shares subject to mandatory redemption		0	0	0	0	348,664	348,664
Stock issued for services							0
Net loss		0	0	0	0	(1,440,062)	(1,440,062)
Balance at Dec. 31, 2011	(3,820,394)	0	(5,600)	(20,384)	0	(3,794,410)	0
Balance (in shares) at Dec. 31, 2011		6,029			0
Decrease in redemption price of shares subject to mandatory redemption							0
Effect of termination of the mandatory redemption feature of common stock	3,820,394	28,035	0	(28,035)	0	111,237	111,237
Effect of termination of the mandatory redemption feature of common stock (in shares)		28,034,850			0
Receipt of amounts due from stockholders	0	0	5,600	0	0	0	5,600
Acquisition of Globalwise Investments, Inc.	0	4,556	0	(4,556)	0	0	0
Acquisition of Globalwise Investments, Inc. (in shares)		4,556,000			0
Convertible securities exercised		3,316	0	1,078,552	0	0	1,081,868
Convertible securities exercised (in shares)		3,314,495			0
Stock Granted to Employee		250	0	174,750	0	0	175,000
Stock Granted to Employee (in shares)		250,000			0
Stock issued for services		95	0	65,455	0	0	65,550
Stock issued for services (in shares)		95,000			0
Beneficial conversion option		0	0	23,252	0	0	24,185
Sale of Stock	0	240	0	59,760	0	0	60,000
Sale of Stock (in shares)		240,000			0
Net loss	0	0	0	0	0	(1,985,493)	(1,985,493)
Balance at Dec. 31, 2012	0	36,492	0	1,348,794	0	(5,668,666)	(4,283,380)
Balance (in shares) at Dec. 31, 2012		36,490,345			0
Issuance of common stock award		15,000		2,716,021		0	2,731,021
Issuance of common stock award (in shares)		15,000,000
Convertible securities exercised		1,998		586,872		0	588,870
Convertible securities exercised (in shares)		1,998,369
Shares issued for accounts payable and accrued liabilities		873		261,127		0	262,000
Shares issued for accounts payable and accrued liabilities (in shares)		873,333
Share Return		0		0		0	0
Share Return (in shares)		7,000,000
Net loss		0		0		(671,797)	(671,797)
Balance at Mar. 31, 2013		$ 54,363		$ 4,912,814		$ (6,340,463)	$ (1,373,286)
Balance (in shares) at Mar. 31, 2013		47,362,047